Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings per share
The amounts used in computing basic and diluted earnings per share attributable to TDS shareholders were as follows:

Year Ended December 31,	2019	2018	2017
(Dollars and shares in millions, except per share amounts)
Net income attributable to TDS shareholders used in basic earnings per share	$121	$135	$153
Adjustments to compute diluted earnings:
Noncontrolling interest adjustment	(1)	(2)	—
Net income attributable to TDS shareholders used in diluted earnings per share	$120	$133	$153

Weighted average number of shares used in basic earnings per share:
Common Shares	107	105	104
Series A Common Shares	7	7	7
Total	114	112	111

Effects of dilutive securities	2	2	1
Weighted average number of shares used in diluted earnings per share	116	114	112

Basic earnings per share attributable to TDS shareholders	$1.06	$1.20	$1.39

Diluted earnings per share attributable to TDS shareholders	$1.03	$1.17	$1.37